Borrowing Arrangements (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Borrowing Arrangements
Schedule of net carrying amount of borrowings

The following table sets forth the net carrying amount of borrowings as on September 30, 2022 (in thousands):

	Loan Payable,	Loan Payable,
	Current	Noncurrent	Total
SQN Equipment Loan	$852	$880	940
LSA Term Loan	28,641	—	28,641
LSA Convertible Note (fair value)	13,052	—	13,052
Total loan payable	$42,545	$880	43,425

SQN Equipment Loan

As of September 30, 2022
Total notes payable	$1,688
Add: accretion of final interest payable	93
Less: loan payable, current	(852)
Less: unamortized debt discount	(49)
Total loan payable, noncurrent	$880

LSA Term Loan

As of September 30, 2022
Total notes payable	$30,000
Less: unamortized debt discount	(1,359)
Total loan payable, current	$28,641

LSA Convertible Note

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	12,903
Change in fair value	149
Balance, September 30, 2022	$13,052

Schedule of notes payable balances

The Company’s notes payable balances were as follows (in thousands):

	As of December 31, 2021
	SQN	SQN
	Term	Term	SQN
	Loan	Loan	Equipment
	Tranche 1	Tranche 2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351

	As of December 31, 2020
		SVB Term
	PPP Loan	Loan	Total
Total notes payable	$2,500	$4,000	$6,500
Less: loan payable, current	(972)	(1,006)	(1,978)
Less: unamortized debt discount	—	(104)	(104)
Total loan payable, noncurrent	$1,528	$2,890	$4,418

Schedule of notes payable future principal payments

As of
September 30, 2022
2022 (remaining)	$20,214
2023	14,496
2024	567
Total future principal payments	$35,277

The notes payable future principal payments are as follows during the years noted (in thousands):

As of
December 31, 2021
2022	$10,829
2023	10,906
2024	567
Total future principal payments	$22,302

LSA Convertible Note
Borrowing Arrangements
Schedule of notes payable balances

September 30, 2022
Expected term	0.15 years
Discount rate	20.00%
Probability of Qualified Financing	90.00%

	As of December 31, 2021
			SQN
	LSA	LSA	Equipment
	Tranche 1.1	Tranche 1.2	Loan	Total
Total notes payable	$10,000	$10,000	$2,302	$22,302
Add: accretion of final interest payable	108	79	56	243
Less: loan payable, current	(9,702)	—	(784)	(10,486)
Less: unamortized debt discount	(406)	(218)	(84)	(708)
Total loan payable, noncurrent	$—	$9,861	$1,490	$11,351